Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Other Accounts Payable [Abstract]
Schedule of Other Accounts Payable
	December 31,
	2024	2023

Employees and payroll accruals	$675	$694
Accrued expenses	301	250

	$976	$944